Equity (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Warrants
Options Outstanding, Beginning Balance	$ 1.85	$ 1.78	$ 0.51
Option outstanding, ending balance	$ 1.69	$ 1.85	$ 1.78	$ 0.51
Warrants
Warrants Outstanding, Beginning Balance	24,084,772	24,084,772	19,844,402	0
Issued	2,000,000		4,240,370	19,844,402
Exercised	8,044,848			0
Expired				0
Warrants Outstanding, Ending Balance	18,039,924	24,084,772	24,084,772	19,844,402
Warrant exercisable	18,039,924	24,084,772	24,084,772	19,844,402
Number of Warrants
Options Outstanding, Beginning Balance	$ 1.74	$ 1.74
Weighted Average Exercise Price, Issued	8.50
Weighted Average Exercise Price, Exercised	(1.21)
Option outstanding, ending balance	2.55	$ 1.74	$ 1.74
Weighted Average Exercise Price, Exercisable	$ 2.55
Weighted Average Remaining Contractual Life	2 years 3 months 18 days	2 years 8 months 12 days	3 years
Weighted Average Remaining Contractual Life, Issued	2 years 9 months 18 days	0 years
Weighted Average Remaining Contractual Life, Exercisable	2 years 3 months 18 days	2 years 8 months 12 days
Weighted Average Price Exercise
Weighted Average Exercise Price, Warrants Outstanding, Beginning Balance		$ 1.74	$ 1.26	$ 0
Weighted Average Exercise Price, Warrants Outstanding, Ending Balance			1.74	1.26
Weighted Average Exercise Price, Outstanding Exercisable			$ 1.74	$ 1.26
Weighted Average Remaining Contractual Life, Warrants Outstanding, Beginning Balance			3 years 6 months	0 years
Weighted Average Remaining Contractual Life, Warrants Outstanding, Ending Balance			3 years	3 years 6 months
Weighted Average Remaining Contractual Life, Outstanding Exercisable			3 years	3 years 6 months